Deferred and current taxation - Principal components of net deferred tax (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability (asset)	€ 224.2	€ 258.4	€ 299.9	€ 417.4
Temporary differences on designated hedging instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability (asset)	149.8	4.8	(52.8)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability (asset)	261.7	411.3	433.2
Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability (asset)	(180.2)	(139.6)	(54.6)
IFRS 15 transition adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability (asset)	€ (7.1)	(14.2)	(21.3)
Right of use assets & lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability (asset)			(0.6)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability (asset)		€ (3.9)	€ (4.0)